Investment Objectives and Goals - Integrity Dividend Harvest ETF	Jun. 26, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary – Integrity Dividend Harvest ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Integrity Dividend Harvest ETF (the “Fund”) seeks to maximize total return by emphasizing high current income
Objective, Secondary [Text Block]	with long term appreciation as a secondary objective, consistent with preservation of capital.